Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents.
Gains on disposal of short-term investments		$ (161)
Net gains/(losses) on disposal on non-current assets	$ 8	(24)	$ (29)
Changes on fair value of put option (Acerta Pharma)	(113)	(209)	(41)
Share-based payments charge for period	219	220	241
Settlement of share plan awards	(212)	(254)	(281)
Pension contributions	(174)	(157)	(192)
Pension charges recorded in operating profit	128	74	74
Foreign exchange and other	(146)	(13)	(264)
Total operating activities non-cash and other movements	$ (290)	$ (524)	$ (492)